Award Timing Disclosure	Apr. 30, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee is solely responsible for the approval of equity stock option awards made to our CEO and other NEOs. The Compensation Committee reviews and approves stock option equity awards as they are requested and may be granted during the year to new hires, employees receiving promotions, and in other special circumstances. We do not grant equity awards in anticipation of the release of material nonpublic information, or time the release of material nonpublic information based on equity award grant dates, vesting events, or sale events. For all stock option awards, the exercise price is the closing price of our common stock on the NYSE on the date of the grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our common stock on the NYSE on the last trading day preceding the date of grant.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)(1)	Grant Date Fair Value of the Award(1)

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Harold E. Lower, II	4/30/2024	5,000	$28.73	$143,650	-2.5%

(1) These options were awarded in connection with the Executive's relocation from our Houston region to the Dallas/Fort Worth region. The amount shown represents the aggregate grant date fair value, which was in accordance with FASB ASC Topic 718 using $28.73, which was the closing price of the Company's stock on the option grant date. These options fully vest on the fifth anniversary of their grant date. The Company grants stock option awards with an exercise price equal to the closing market price of its common stock on the date of the grant.

Harold E. Lower, II [Member]
Awards Close in Time to MNPI Disclosures
Name	Harold E. Lower, II
Underlying Securities | shares	5,000
Exercise Price | $ / shares	$ 28.73
Fair Value as of Grant Date | $	$ 143,650
Underlying Security Market Price Change | Rate	(2.50%)